Shareholder Report, Holdings (Details)_10	Jun. 30, 2024
Initial Class | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Initial Class | Summit Materials, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Initial Class | Atkore, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Initial Class | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Initial Class | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Initial Class | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Initial Class | KB Home [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Initial Class | Zurn Elkay Water Solutions Corp. Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Initial Class | Korn Ferry [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Initial Class | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Initial Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
Initial Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
Initial Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Initial Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Initial Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Initial Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Initial Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Initial Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Initial Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Initial Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Initial Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Service Class | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class | Summit Materials, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class | Atkore, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class | KB Home [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class | Zurn Elkay Water Solutions Corp. Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class | Korn Ferry [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Service Class | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Service Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Service Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Service Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%